REVENUES - Revenue From Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Revenue from Contract with Customer [Abstract]
2018	$ 280,940
2019	34,395
2020	17,155
2021	12,004
2022	8,552
Thereafter	7,197
Total minimum future rentals	$ 360,243